Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Bank Borrowings
Schedule of bank borrowings

	As of December 31,
	2017	2018
	US$	US$
Short-term borrowings	1,951,062	—
Long-term borrowings, current portion	1,242,319	—
Total	3,193,381	—